                     Massachusetts Investors Trust
               Massachusetts Investors Growth Stock Fund
                       MFS(R) Capital Growth Fund
                       MFS(R) Emerging Growth Fund
                  MFS(R) Gold & Natural Resources Fund
                    MFS(R) Growth Opportunities Fund
                       MFS(R) Managed Sectors Fund
                             MFS(R) OTC Fund
                          MFS(R) Research Fund
                            MFS(R) Value Fund
                        MFS(R) Total Return Fund
                          MFS(R) Utilities Fund
                            MFS(R) Bond Fund
                     MFS(R) Government Mortgage Fund
                    MFS(R) Government Securities Fund
                         MFS(R) High Income Fund
                     MFS(R) Intermediate Income Fund
                      MFS(R) Strategic Income Fund
                 MFS(R) Government Limited Maturity Fund
                      MFS(R) Limited Maturity Fund
                        MFS(R) World Equity Fund
                      MFS(R) World Governments Fund
                        MFS(R) World Growth Fund
                     MFS(R) World Total Return Fund
                   MFS(R) World Asset Allocation Fund
                        MFS(R) Cash Reserve Fund
                   MFS(R) Government Money Market Fund
                        MFS(R) Money Market Fund

                 Supplement to the Current Prospectus


Class A shares of the Fund may be purchased at net asset value by retirement plans whose third party administrators have entered into an agreement with MFS Fund Distributors, Inc. ("MFD") or one or more of its affiliates to perform certain administrative services, subject to certain operational requirements specified from time to time by MFD or its affiliates.

In lieu of the sales commission and service fees normally paid by MFD to broker-dealers of record as described in the Prospectus, MFD has agreed to pay Bear, Stearns & Co. Inc. the following amounts with respect to Class A shares of the Fund purchased through a special retirement plan program offered by a third party administrator: (i) an amount equal to 0.05% per annum of the average daily net assets invested in shares of the Fund pursuant to such program, and (ii) an amount equal to 0.20% of the net asset value of all net purchases of shares of the Fund made through such program, subject to a refund in the event that such shares are redeemed within 36 months.

           The date of this Supplement is February 1, 1995.

                            MFS(R) CASH RESERVE FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                            MFS(R) TOTAL RETURN FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                           MFS(R) EMERGING GROWTH FUND
              MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                           MFS(R) CAPITAL GROWTH FUND
                       MFS(R) ALABAMA MUNICIPAL BOND FUND
                         MFS(R) INTERMEDIATE INCOME FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                      MFS(R) GOLD & NATURAL RESOURCES FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                           MFS(R) MANAGED SECTORS FUND
                       MFS(R) FLORIDA MUNICIPAL BOND FUND
                                MFS(R) VALUE FUND
                       MFS(R) GEORGIA MUNICIPAL BOND FUND
                              MFS(R) UTILITIES FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                            MFS(R) WORLD EQUITY FUND
                    MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                         MFS(R) WORLD TOTAL RETURN FUND
                     MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                                MFS(R) BOND FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                          MFS(R) LIMITED MATURITY FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                      MFS(R) TENNESSEE MUNICIPAL BOND FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) STRATEGIC INCOME FUND
                    MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) WORLD GOVERNMENTS FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            MFS(R) WORLD GROWTH FUND
                           MFS(R) MUNICIPAL BOND FUND
                                 MFS(R) OTC FUND
                          MFS(R) MUNICIPAL INCOME FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                              MFS(R) RESEARCH FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                       MFS(R) WORLD ASSET ALLOCATION FUND
                         MASSACHUSETTS INVESTORS TRUST
                            MFS(R) MONEY MARKET FUND
                     MFS(R) RESEARCH GROWTH AND INCOME FUND

                      Supplement to the Current Prospectus

         The following information supplements the disclosure found under the caption "Information Concerning Shares of the Fund - Purchases" in the
Prospectus:


         MFS Fund Distributors, Inc. ("MFD"), the distributor of each of the above-named funds (the "Funds"), has entered into a long-term exclusive marketing agreement with IBAA Financial Services Corporation ("IBFS"), pursuant to which MFD has agreed to pay IBFS, as additional compensation for IBFS' marketing and distribution of the Funds, an annual amount (subject to a minimum) based upon the value of shares of the Funds for which IBFS acts as broker-dealer of record plus the value of shares of the Funds sold by IBFS during such year.

                The date of this Supplement is February 1, 1997.

                        MFS(R) CASH RESERVE FUND
      MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                        MFS(R) TOTAL RETURN FUND
               MASSACHUSETTS INVESTORS GROWTH STOCK FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                    MFS(R) GROWTH OPPORTUNITIES FUND
                       MFS(R) EMERGING GROWTH FUND
                   MFS(R) ALABAMA MUNICIPAL BOND FUND
                       MFS(R) CAPITAL GROWTH FUND
                   MFS(R) ARKANSAS MUNICIPAL BOND FUND
                     MFS(R) INTERMEDIATE INCOME FUND
                  MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                     MASSACHUSETTS INVESTORS TRUST
                   MFS(R) FLORIDA MUNICIPAL BOND FUND
                       MFS(R) MANAGED SECTORS FUND
                   MFS(R) GEORGIA MUNICIPAL BOND FUND
                            MFS(R) VALUE FUND
                   MFS(R) MARYLAND MUNICIPAL BOND FUND
                          MFS(R) UTILITIES FUND
                MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                        MFS(R) WORLD EQUITY FUND
                 MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                     MFS(R) WORLD TOTAL RETURN FUND
                   MFS(R) NEW YORK MUNICIPAL BOND FUND
                            MFS(R) BOND FUND
                MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                      MFS(R) LIMITED MATURITY FUND
                 MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                     MFS(R) GOVERNMENT MORTGAGE FUND
                MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                 MFS(R) GOVERNMENT LIMITED MATURITY FUND
                  MFS(R) TENNESSEE MUNICIPAL BOND FUND
                    MFS(R) GOVERNMENT SECURITIES FUND
                   MFS(R) VIRGINIA MUNICIPAL BOND FUND
                         MFS(R) HIGH INCOME FUND
                MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                      MFS(R) STRATEGIC INCOME FUND
                 MFS(R) MUNICIPAL LIMITED MATURITY FUND
                      MFS(R) WORLD GOVERNMENTS FUND
                       MFS(R) MUNICIPAL BOND FUND
                        MFS(R) WORLD GROWTH FUND
                      MFS(R) MUNICIPAL INCOME FUND
                             MFS(R) OTC FUND
                          MFS(R) RESEARCH FUND
          MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                   MFS(R) WORLD ASSET ALLOCATION FUND
                        MFS(R) MONEY MARKET FUND
                    MFS(R) MUNICIPAL HIGH INCOME FUND
                   MFS(R) GOVERNMENT MONEY MARKET FUND
                 MFS(R) RESEARCH GROWTH AND INCOME FUND
                      MFS(R) STRATEGIC GROWTH FUND


                 Supplement to the Current Prospectus

The following provisions shall apply to any retirement plan (each a "Merrill Lynch Daily K Plan") whose records are maintained on a daily valuation basis by either Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), or by an independent recordkeeper (an "Independent Recordkeeper") whose services are provided through a contract or alliance arrangement with Merrill Lynch, and with respect to which the sponsor of such plan has entered into a recordkeeping service agreement with Merrill Lynch (a "Merrill Lynch Recordkeeping Agreement").

The initial sales charge imposed on purchases of Class A shares of the Funds, and the contingent deferred sales charge ("CDSC") imposed on certain redemptions of Class A shares of the Funds, is waived in the following circumstances with respect to a Merrill Lynch Daily K Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets invested in broker-dealer sold funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to agreements between Merrill Lynch and such funds' principal underwriters or distributors, and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

         (ii) if such Plan's records are maintained by an Independent Recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

         The CDSC imposed on redemptions of Class B shares of the Fund is waived in the following circumstances with respect to a Merrill Lynch Daily K
         Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million in assets invested in Applicable Investments;

         (ii) if such Plan's records are maintained by an independent recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million dollars in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has fewer than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

No front-end commissions are paid with respect to any Class A or Class B shares of the Fund purchased by any Merrill Lynch Daily K Plan.

             The date of this Supplement is June 5, 1997.

                       MFS(R) Managed Sectors Fund
                        MFS(R) World Growth Fund
                        MFS(R) Cash Reserve Fund
                            MFS(R) Bond Fund
                   MFS(R) World Asset Allocation Fund
                      MFS(R) Limited Maturity Fund
                         MFS(R) Core Growth Fund
                 MFS(R) Municipal Limited Maturity Fund
                    MFS(R) Special Opportunities Fund
                     MFS(R) Government Mortgage Fund
                   MFS(R) Convertible Securities Fund
                    MFS(R) International Growth Fund
                          MFS(R) Blue Chip Fund
               MFS(R) International Growth and Income Fund
                   MFS(R) Science and Technology Fund
          MFS/Foreign & Colonial Emerging Markets Equity Fund
                        MFS(R) New Discovery Fund
                   MFS(R) Alabama Municipal Bond Fund
                 MFS(R) Research Growth and Income Fund
                   MFS(R) Arkansas Municipal Bond Fund
                        MFS(R) Equity Income Fund
                  MFS(R) California Municipal Bond Fund
                   MFS(R) Research International Fund
                   MFS(R) Florida Municipal Bond Fund
                      MFS(R) Strategic Growth Fund
                   MFS(R) Georgia Municipal Bond Fund
                       MFS(R) Emerging Growth Fund
                   MFS(R) Maryland Municipal Bond Fund
                      MFS(R) Large Cap Growth Fund
                MFS(R) Massachusetts Municipal Bond Fund
                     MFS(R) Intermediate Income Fund
                 MFS(R) Mississippi Municipal Bond Fund
                         MFS(R) High Income Fund
                   MFS(R) New York Municipal Bond Fund
                    MFS(R) Municipal High Income Fund
                MFS(R) North Carolina Municipal Bond Fund
                        MFS(R) Money Market Fund
                 MFS(R) Pennsylvania Municipal Bond Fund
                   MFS(R) Government Money Market Fund
                MFS(R) South Carolina Municipal Bond Fund
                       MFS(R) Municipal Bond Fund
                  MFS(R) Tennessee Municipal Bond Fund
                       MFS(R) Mid Cap Growth Fund
                   MFS(R) Virginia Municipal Bond Fund
                        MFS(R) Total Return Fund
                MFS(R) West Virginia Municipal Bond Fund
                          MFS(R) Research Fund
                      MFS(R) Municipal Income Fund
                     MFS(R) World Total Return Fund
                    MFS(R) Union Standard Equity Fund
                          MFS(R) Utilities Fund
                    MFS(R) Growth Opportunities Fund
                        MFS(R) World Equity Fund
                    MFS(R) Government Securities Fund
                      MFS(R) World Governments Fund
               Massachusetts Investors Growth Stock Fund
                            MFS(R) Value Fund
                 MFS(R) Government Limited Maturity Fund
                      MFS(R) Strategic Income Fund
                     Massachusetts Investors Trust

                 Supplement to the Current Prospectus

Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of Royal Alliance Associates, Inc., up to $15 toward the ticket charge with respect to purchases of shares of any MFS Fund made through the GOLD Select Program. MFD will not incur such charge with respect to redemptions or repurchases of Fund shares, exchanges of Fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

            The date of this Supplement is October 1, 1997.

                          MFS(R) Managed Sectors Fund
                     MFS(R) Municipal Limited Maturity Fund
                            MFS(R) Cash Reserve Fund
                        MFS(R) Government Mortgage Fund
                       MFS(R) World Asset Allocation Fund
                       MFS(R) Alabama Municipal Bond Fund
                           MFS(R) New Discovery Fund
                      MFS(R) Arkansas Municipal Bond Fund
                     MFS(R) Research Growth and Income Fund
                     MFS(R) California Municipal Bond Fund
                           MFS(R) Equity Income Fund
                       MFS(R) Florida Municipal Bond Fund
                          MFS(R) Strategic Growth Fund
                       MFS(R) Georgia Municipal Bond Fund
                       MFS(R) Research International Fund
                      MFS(R) Maryland Municipal Bond Fund
                          MFS(R) Emerging Growth Fund
                    MFS(R) Massachusetts Municipal Bond Fund
                          MFS(R) Large Cap Growth Fund
                     MFS(R) Mississippi Municipal Bond Fund
                        MFS(R) Intermediate Income Fund
                      MFS(R) New York Municipal Bond Fund
                            MFS(R) High Income Fund
                   MFS(R) North Carolina Municipal Bond Fund
                       MFS(R) Municipal High Income Fund
                    MFS(R) Pennsylvania Municipal Bond Fund
                           MFS(R) Municipal Bond Fund
                   MFS(R) South Carolina Municipal Bond Fund
                           MFS(R) Mid Cap Growth Fund
                      MFS(R) Tennessee Municipal Bond Fund
                            MFS(R) Total Return Fund
                      MFS(R) Virginia Municipal Bond Fund
                              MFS(R) Research Fund
                    MFS(R) West Virginia Municipal Bond Fund
                         MFS(R) World Total Return Fund
                          MFS(R) Municipal Income Fund
                             MFS(R) Utilities Fund
                       MFS(R) Union Standard Equity Fund
                            MFS(R) World Equity Fund
                        MFS(R) Growth Opportunities Fund
                         MFS(R) World Governments Fund
                       MFS(R) Government Securities Fund
                               MFS(R) Value Fund
                  Massachusetts Investors Growth Stock Fund
                          MFS(R) Strategic Income Fund
                    MFS(R) Government Limited Maturity Fund
                            MFS(R) World Growth Fund
                        Massachusetts Investors Trust
                                MFS(R) Bond Fund
                        MFS(R) International Growth Fund
                          MFS(R) Limited Maturity Fund
                  MFS(R) International Growth and Income Fund
                            MFS(R) Money Market Fund
             MFS/Foreign & Colonial Emerging Markets Equity Fund
                      MFS(R) Government Money Market Fund



                     SUPPLEMENT TO THE CURRENT PROSPECTUS


This supplement describes certain changes, effective immediately, to each Fund's Prospectus.


1. DEFINITION OF "DEALER". As used in the Prospectus and any appendices thereto, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFS Fund Distributors, Inc. ("MFD"). The use of the defined term "dealer" does not mean or imply that any such financial intermediary necessarily is a "dealer" for purposes of any federal or state laws, rules or regulations or any self-regulatory organization's rules.


2. CHANGES TO SALES CHARGE WAIVER CATEGORIES. Appendix A to the Prospectus, which describes waivers of sales charges, is amended as follows:


               Wrap  Account  and Fund  "Supermarket"  Investments.  The  waiver category entitled "2. Wrap Account Investments" under "II. Waivers of Class A Sales Charges" is amended to read in its entirety as follows:

                       2. Wrap Account and Fund "Supermarket" Investments Shares
                      acquired by investments through certain dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with MFD which include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund "supermarket" account or a similar program under which such clients pay a fee to such dealer.

3. RECEIPT OF PURCHASE AND REDEMPTION ORDERS. The Fund has authorized one or more brokers to receive purchase and redemption orders on behalf of the Fund. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order. Customer orders will be priced at the net asset value of the Fund next computed after such orders are received by an authorized broker or the broker's authorized designee.

                The date of this Supplement is March 16, 1998.

                       MFS(R) Managed Sectors Fund
                       MFS(R) Limited Maturity Fund
                         MFS(R) Cash Reserve Fund
                  MFS(R) Municipal Limited Maturity Fund
                   MFS(R) Global Asset Allocation Fund
                     MFS(R) Government Mortgage Fund
                        MFS(R) New Discovery Fund
                     MFS(R) International Growth Fund
                  MFS(R) Research Growth and Income Fund
               MFS(R) International Growth and Income Fund
                        MFS(R) Equity Income Fund
          MFS/Foreign & Colonial Emerging Markets Equity Fund
                    MFS(R) Research International Fund
                    MFS(R) Alabama Municipal Bond Fund
                       MFS(R) Strategic Growth Fund
                   MFS(R) Arkansas Municipal Bond Fund
                       MFS(R) Emerging Growth Fund
                  MFS(R) California Municipal Bond Fund
                       MFS(R) Large Cap Growth Fund
                    MFS(R) Florida Municipal Bond Fund
                     MFS(R) Intermediate Income Fund
                    MFS(R) Georgia Municipal Bond Fund
                         MFS(R) High Income Fund
                   MFS(R) Maryland Municipal Bond Fund
                    MFS(R) Municipal High Income Fund
                 MFS(R) Massachusetts Municipal Bond Fund
                   MFS(R) High Yield Opportunities Fund
                  MFS(R) Mississippi Municipal Bond Fund
                         MFS(R) Money Market Fund
                   MFS(R) New York Municipal Bond Fund
                   MFS(R) Government Money Market Fund
                MFS(R) North Carolina Municipal Bond Fund
                        MFS(R) Municipal Bond Fund
                 MFS(R) Pennsylvania Municipal Bond Fund
                        MFS(R) Mid Cap Growth Fund
                MFS(R) South Carolina Municipal Bond Fund
                         MFS(R) Total Return Fund
                   MFS(R) Tennessee Municipal Bond Fund
                           MFS(R) Research Fund
                   MFS(R) Virginia Municipal Bond Fund
                     MFS(R) Global Total Return Fund
                 MFS(R) West Virginia Municipal Bond Fund
                          MFS(R) Utilities Fund
                       MFS(R) Municipal Income Fund
                        MFS(R) Global Equity Fund
                     MFS(R) Growth Opportunities Fund
                      MFS(R) Global Governments Fund
                    MFS(R) Government Securities Fund
                    MFS(R) Capital Opportunities Fund
               Massachusetts Investors Growth Stock Fund
                       MFS(R) Strategic Income Fund
                 MFS(R) Government Limited Maturity Fund
                        MFS(R) Global Growth Fund
                     Massachusetts Investors Trust
                             MFS(R) Bond Fund
                    MFS(R) Union Standard Equity Fund


                  SUPPLEMENT TO THE CURRENT PROSPECTUS


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of H. D. Vest Investment Securities, Inc., the initial ticket charge of $15 with respect to purchases of shares of any MFS fund made through VESTADVISOR accounts. MFD will not incur such charge with respect to redemptions or repurchases of fund shares, exchanges of fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.


           The date of this Supplement is September 15, 1998.

                           MFS(R) Managed Sectors Fund
                          MFS(R) Limited Maturity Fund
                            MFS(R) Cash Reserve Fund
                     MFS(R) Municipal Limited Maturity Fund
                       MFS(R) Global Asset Allocation Fund
                         MFS(R) Government Mortgage Fund
                            MFS(R) New Discovery Fund
                        MFS(R) International Growth Fund
                     MFS(R) Research Growth and Income Fund
                   MFS(R) International Growth and Income Fund
                            MFS(R) Equity Income Fund
                 MFS(R)/Foreign & Colonial Emerging Markets Equity Fund
                       MFS(R) Research International Fund
                       MFS(R) Alabama Municipal Bond Fund
                          MFS(R) Strategic Growth Fund
                       MFS(R) Arkansas Municipal Bond Fund
                           MFS(R) Emerging Growth Fund
                      MFS(R) California Municipal Bond Fund
                          MFS(R) Large Cap Growth Fund
                       MFS(R) Florida Municipal Bond Fund
                         MFS(R) Intermediate Income Fund
                       MFS(R) Georgia Municipal Bond Fund
                             MFS(R) High Income Fund
                       MFS(R) Maryland Municipal Bond Fund
                        MFS(R) Municipal High Income Fund
                    MFS(R) Massachusetts Municipal Bond Fund
                      MFS(R) High Yield Opportunities Fund
                     MFS(R) Mississippi Municipal Bond Fund
                            MFS(R) Money Market Fund
                       MFS(R) New York Municipal Bond Fund
                       MFS(R) Government Money Market Fund
                    MFS(R) North Carolina Municipal Bond Fund
                           MFS(R) Municipal Bond Fund
                     MFS(R) Pennsylvania Municipal Bond Fund
                           MFS(R) Mid Cap Growth Fund
                    MFS(R) South Carolina Municipal Bond Fund
                            MFS(R) Total Return Fund
                      MFS(R) Tennessee Municipal Bond Fund
                              MFS(R) Research Fund
                       MFS(R) Virginia Municipal Bond Fund
                         MFS(R) Global Total Return Fund
                    MFS(R) West Virginia Municipal Bond Fund
                              MFS(R) Utilities Fund
                          MFS(R) Municipal Income Fund
                            MFS(R) Global Equity Fund
                        MFS(R) Growth Opportunities Fund
                         MFS(R) Global Governments Fund
                        MFS(R) Government Securities Fund
                        MFS(R) Capital Opportunities Fund
                    Massachusetts Investors Growth Stock Fund
                          MFS(R) Strategic Income Fund
                     MFS(R) Government Limited Maturity Fund
                            MFS(R) Global Growth Fund
                          Massachusetts Investors Trust
                                MFS(R) Bond Fund
                      MFS(R) Union Standard(R) Equity Fund



                        Supplement to Current Prospectus

The following changes to the Fund's Prospectus take effect on November 15, 1998:

1. The third paragraph under the heading "Information Concerning Shares of the Fund -Purchases - Class A Shares - Purchases Subject to a CDSC" is revised in its entirety as follows:

              on investments in Class A shares by certain retirement plans subject to ERISA, if
                      the  retirement  plan  and/or   sponsoring   organization
                      participates in the MFS Fundamental  401(k) Program or any
                      similar   recordkeeping  system  made  available  by  MFSC
                      (referred to as the MFS Participant Recordkeeping System); the plan establishes an account with MFSC on or after July 1, 1996;

                      the total purchases by the retirement plan of class A shares of the MFS Funds will be in the amount of at least $500,000 within a reasonable period of time, as determined by MFD in its sole discretion; and the plan has not redeemed its class B shares in the MFS funds in order to purchase class A shares under this category.

2. The fourth paragraph under the heading "Information Concerning Shares of the Fund -Purchases - Class B Shares" is revised in its entirety and a fifth and sixth paragraph is added, as follows:

         Class B shares purchased by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and which established its account with the Shareholder Servicing Agent between July 1, 1996 and December 31, 1998 will be subject to the CDSC described above, only under limited circumstances, as explained below under "Waivers of CDSC." With respect to such purchases, MFD pays an amount to dealers equal to 3.00% of the amount purchased through such dealers (rather than the 4.00% payment described above), which is comprised of a commission of 2.75% plus the advancement of the first year service fee equal to 0.25% of the purchase price payable under the Fund's Distribution Plan.

         For purchases of Class B shares by a retirement plan whose sponsoring organization subscribes to the MFS Recordkeeper Plus product and which establishes its account with MFSC on or after January 1, 1999 (provided that the plan establishment paperwork is received by MFSC in good order on or after November 15, 1998), MFD pays no up front commissions to dealers, but instead pays an amount to dealers equal to 1% per annum of the average daily net assets of the Fund attributable to plan assets, payable at the rate of 0.25% at the end of each calendar quarter, in arrears. This commission structure is not available with respect to a plan with a pre-existing account(s) with any MFS Fund which seeks to switch to the MFS Recordkeeper Plus Product.

         Certain retirement plans are eligible to purchase Class A shares of the Fund at net asset value without an initial sales charge but subject to a 1% CDSC if the plan has, at the time of purchase, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds. In this event, the plan or its sponsoring organization should inform the Shareholder Servicing Agent that the plan is eligible to purchase Class A shares under this category; the Shareholder Servicing Agent has no obligation independently to determine whether such a plan qualifies under this category for the purchase of Class A shares.

3. The paragraph under the heading "Information Concerning Shares of the Fund Purchases - Class B Shares - Waivers of CDSC" is revised in its entirety and a new paragraph is added, as follows:

         In certain circumstances, the CDSC imposed upon redemption of Class B shares is waived. These circumstances are described in Appendix A to this Prospectus. In addition to these circumstances, the CDSC imposed upon the redemption of Class B shares is waived with respect to shares held by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and which established an account with the Shareholder Servicing Agent between July 1, 1996 and December 31, 1998; provided, however, that the CDSC will not be waived (i.e., it will be imposed) in the event that there is a change in law or regulations which results in a material adverse change to the tax advantaged nature of the plan, or in the event that the plan and/or sponsoring organization: (i) becomes insolvent or bankrupt; (ii) is terminated under ERISA or is liquidated or dissolved; or (iii) is acquired by, merged into, or consolidated with, any other entity.

         In addition to these circumstances, the CDSC imposed upon the redemption of Class B shares is waived with respect to shares held by a retirement plan whose sponsoring organization subscribes to the MFS Recordkeeper Plus product and which establishes its account with MFSC on or after January 1, 1999 (provided that the plan establishment paperwork is received by MFSC in good order on or after November 15,
         1998). A plan with a pre-existing account(s) with any MFS Fund which switches to the MFS Recordkeeper Plus product will not become eligible for this waiver category.

4. Appendix A to the Prospectus is revised to add a new waiver category under the heading "Waivers of All Applicable Sales Charges - 5. Retirement Plans (CDSC waiver only) - Section 401(a) Plans ("401(a) Plans") and Section 403(b) Employer Sponsored Plans ("ESP Plans")" as follows:

                      Shares purchased by certain retirement plans or trust accounts if: (i) the plan is currently a party to a retirement plan recordkeeping or administrative services agreement with MFD or one if its affiliates and (ii) the shares purchased or redeemed represent transfers from or transfers to plan investments other than the MFS Funds of which retirement plan recordkeeping services are provided under the terms of such agreement.

5. A new paragraph is added under the caption "Management of the Fund-Investment Adviser" as follows:

         YEAR 2000 ISSUES

         The Fund could be adversely affected if the computer systems used by MFS, the Fund's other service providers or the companies in which the Fund invests do not properly process date-related information from and after January 1, 2000 (the "Year 2000 Issue"). MFS recognizes the importance of the Year 2000 Issue and, to address Year 2000 compliance, created a Year 2000 Program Management Office in 1996, which is separately funded, has a specialized staff and reports directly to MFS Senior Management. The Office, with the help of external consultants, is responsible for ascertaining that all internal systems, data feeds and third party applications are Year 2000 compliant. While MFS is confident that all MFS systems will be Year 2000 compliant before the turn of the century, there are significant systems interdependencies in the domestic and foreign markets for securities, the business environments in which companies held by the Fund operate and in MFS' own business environment. MFS has been actively working with the Fund's other service providers to identify and respond to potential problems in an effort to ensure Year 2000 compliance or develop contingency plans. Year 2000 compliance is also one the factors considered by MFS in its ongoing assessment of companies in which the Fund invests. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund.

                  The date of this Supplement is November 15, 1998.

                        MFS(R) Core Growth Fund
                   MFS(R) Convertible Securities Fund
                          MFS(R) Blue Chip Fund
                   MFS(R) Science and Technology Fund
                    MFS(R) Special Opportunities Fund
                 MFS(R) International Opportunities Fund
               MFS(R) International Strategic Growth Fund
                     MFS(R) International Value Fund
                       MFS(R) Strategic Value Fund
                       MFS(R) Small Cap Value Fund
                    MFS(R) Emerging Markets Debt Fund

                   Supplement to Current Prospectus

The following changes to the Fund's Prospectus take effect on November 15, 1998:

1. The third paragraph under the heading "Information Concerning Shares of the Fund - Purchases - Class A Shares Purchases Subject to a CDSC" is revised in its entirety as follows:

               on investments  in Class A shares by certain  retirement
               plans subject to ERISA, if
                      the  retirement  plan  and/or   sponsoring   organization
                      participates in the MFS Fundamental 401(k) Program or any similar recordkeeping system made available by MFSC (referred to as the MFS Participant Recordkeeping System); the plan establishes an account with MFSC on or after July 1, 1996;
                      the total purchases by the retirement plan of class A shares of the MFS Funds will be in the amount of at least $500,000 within a reasonable period of time, as determined by MFD in its sole discretion; and the plan has not redeemed its class B shares in the MFS funds in order to purchase class A shares under this category.

2. The fourth paragraph under the heading "Information Concerning Shares of the Fund - Purchases - Class B Shares" is revised in its entirety and a fifth and sixth paragraph is added, as follows:

         Class B shares purchased by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and which established its account with the Shareholder Servicing Agent between July 1, 1996 and December 31, 1998 will be subject to the CDSC described above, only under limited circumstances, as explained below under "Waivers of CDSC." With respect to such purchases, MFD pays an amount to dealers equal to 3.00% of the amount purchased through such dealers (rather than the 4.00% payment described above), which is comprised of a commission of 2.75% plus the advancement of the first year service fee equal to 0.25% of the purchase price payable under the Fund's Distribution Plan.

         For purchases of Class B shares by a retirement plan whose sponsoring organization subscribes to the MFS Recordkeeper Plus product and which establishes its account with MFSC on or after January 1, 1999 (provided that the plan establishment paperwork is received by MFSC in good order on or after November 15, 1998), MFD pays no up front commissions to dealers, but instead pays an amount to dealers equal to 1% per annum of the average daily net assets of the Fund attributable to plan assets, payable at the rate of 0.25% at the end of each calendar quarter, in arrears. This commission structure is not available with respect to a plan with a pre-existing account(s) with any MFS Fund which seeks to switch to the MFS Recordkeeper Plus Product.

         Certain retirement plans are eligible to purchase Class A shares of the Fund at net asset value without an initial sales charge but subject to a 1% CDSC if the plan has, at the time of purchase, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds. In this event, the plan or its sponsoring organization should inform the Shareholder Servicing Agent that the plan is eligible to purchase Class A shares under this category; the Shareholder Servicing Agent has no obligation independently to determine whether such a plan qualifies under this category for the purchase of Class A shares.

3. The paragraph under the heading "Information Concerning Shares of the Fund - Purchases - Class B Shares-Waivers of CDSC" is revised in its entirety and a new paragraph is added, as follows:

         In certain circumstances, the CDSC imposed upon redemption of Class B shares is waived. These circumstances are described in Appendix A to this Prospectus. In addition to these circumstances, the CDSC imposed upon the redemption of Class B shares is waived with respect to shares held by a retirement plan whose sponsoring organization subscribed to the MFS Participant Recordkeeping System and which established an account with the Shareholder Servicing Agent between July 1, 1996 and December 31, 1998; provided, however, that the CDSC will not be waived (i.e., it will be imposed) in the event that there is a change in law or regulations which results in a material adverse change to the tax advantaged nature of the plan, or in the event that the plan and/or sponsoring organization: (i) becomes insolvent or bankrupt; (ii) is terminated under ERISA or is liquidated or dissolved; or (iii) is acquired by, merged into, or consolidated with, any other entity.

         In addition to these circumstances, the CDSC imposed upon the redemption of Class B shares is waived with respect to shared held by a retirement plan whose sponsoring organization subscribes to the MFS Recordkeeper Plus product and which establishes its account with MFSC on or after January 1, 1999 (proved that the plan establishment paperwork is received by MFSC in good order on or after November 15,
         1998). A plan with a pre-existing account(s) with any MFS Fund which switches to the MFS Recordkeeper Plus product will not become eligible for this waiver category.

4. Appendix A to the Prospectus is revised to add a new waiver category under the heading "Waivers of All Applicable Sales Charges - 5. Retirement Plans (CDSC waiver only) - Section 401(a) Plans ("401(a) Plans") and Section 403(b) Employer Sponsored Plans ("ESP Plans")" as follows:

                      Shares purchased by certain retirement plans or trust accounts if: (i) the plan is currently a party to a retirement plan recordkeeping or administrative services agreement with MFD or one if its affiliates and (ii) the shares purchased or redeemed represent transfers from or transfers to plan investments other than the MFS Funds of which retirement plan recordkeeping services are provided under the terms of such agreement.

5. A new paragraph is added under the caption "Management of the Fund Investment Adviser" as follows:

         YEAR 2000 ISSUES

         The Fund could be adversely affected if the computer systems used by MFS, the Fund's other service providers or the companies in which the Fund invests do not properly process date-related information from and after January 1, 2000 (the "Year 2000 Issue"). MFS recognized the importance of the Year 2000 Issue and, to address Year 2000 compliance, created a year 2000 Program Management Office in 1996, which is separately funded, has a specialized staff and reports directly to MFS Senior Management The Office, with the help of external consultants, is responsible for ascertaining that all internal systems, data feeds and third party applications are year 2000 compliant. While MFS is confident that all MFS systems will be Year 2000 compliant before the turn of the century, there are significant systems interdependencies in the domestic and foreign markets for securities, the business environments in which companies held by the Fund operate and in MFS' own business environment. MFS has been actively working with the Fund's other service providers to identify and respond to potential problems in an effort to ensure Year 2000 compliance or develop contingency plans. Year 2000 compliance is also one the factors considered by MFS in its ongoing assessment of companies in which the Fund invests. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund.

               The date of this Supplement is November 15, 1998.